Lease Liabilities - (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about leases for lessee [abstract]
Summary of lease liabilites

December 31,	2022	2021

Balance, January 1	$57,014	$61,926

Acquisition (Note 7)	39,845	-

Additions	9,977	9,721

Lease interest	3,398	3,029

Payments made against lease liabilities	(19,156)	(17,244)

Currency translation effects and other	1,955	(418)

Closing balance	$93,033	$57,014

Current portion of lease liabilities	$20,125	$13,906

Non-current portion of lease liabilities	72,908	43,108

	$93,033	$57,014

Summary of Future minimum lease payments under non-cancellable leases were as follows
Future minimum lease payments under
non-cancellable
leases were as follows:

December 31, 2022

2023	$23,776

2024	18,427

2025	15,493

2026	12,173

2027	9,848

Thereafter	32,287

$112,004

Less:

Imputed interest	18,811

Short-term leases	156

Low-value leases	4

$93,033